Operating Segments (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of operating segments [abstract]
Disclosure Of Operating Decision Maker Believes That This Information Is The Most Relevant For The Group.
For the three months period ended June 30, 2025:

In thousands of soles	Reportable segments
	Oncosalud Peru	Healthcare services in Peru	Healthcare services in Colombia	Healthcare services in Mexico	Total reportable segments	Holding and eliminations	Total
2025

External revenues	274,166	199,896	346,223	273,653	1,093,938	-	1,093,938

Inter-segment revenue (i)	11,884	69,099	-	-	80,983	(80,983)	-

Segment revenue	286,050	268,995	346,223	273,653	1,174,921	(80,983)	1,093,938

External cost of service	(74,535)	(183,134)	(247,731)	(154,140)	(659,540)	-	(659,540)

Inter-segment cost of service (i)	(72,328)	(7,562)	-	-	(79,890)	79,890	-

Segment cost of service	(146,863)	(190,696)	(247,731)	(154,140)	(739,430)	79,890	(659,540)

Gross profit	139,187	78,299	98,492	119,513	435,491	(1,093)	434,398

External selling expenses	(46,431)	(4,839)	(1,408)	(2,543)	(55,221)	1,000	(54,221)

Segment selling expenses	(46,431)	(4,839)	(1,408)	(2,543)	(55,221)	1,000	(54,221)

External administrative expenses	(18,742)	(29,472)	(50,277)	(60,424)	(158,915)	-	(158,915)

Inter-segment administrative expenses	(2,330)	(1,849)	-	-	(4,179)	4,179	-

Corporate expenses	(17,824)	(17,446)	(2,878)	(1,715)	(39,863)	(9,402)	(49,265)

Segment administrative expenses	(38,896)	(48,767)	(53,155)	(62,139)	(202,957)	(5,223)	(208,180)

Impairment losses on trade receivables	(701)	(4,653)	(2,049)	(408)	(7,811)	118	(7,693)

Other income	(2,242)	1,211	4,435	5,615	9,019	3,037	12,056

Inter-segment other income	6,262	470	-	-	6,732	(6,732)	-

Other income	4,020	1,681	4,435	5,615	15,751	(3,695)	12,056

Segment operating profit (loss)	57,179	21,721	46,315	60,038	185,253	(8,893)	176,360

Share of profit of equity accounted investees, net of taxes	819	-	1,583	-	2,402	-	2,402

Exchange difference, net	597	1,410	15,299	14,128	31,434	36,985	68,419

Interest expense, net	(4,438)	(11,047)	(23,449)	(39,988)	(78,922)	(35,977)	(114,899)

Segment profit (loss) before tax	54,157	12,084	39,748	34,178	140,167	(7,885)	132,282
Other disclosures

Depreciation and amortization	(8,689)	(12,050)	(10,014)	(21,849)	(52,602)	(2,701)	(55,303)

Capital expenditure	(4,799)	(7,505)	(5,204)	(11,766)	(29,274)	(2,321)	(31,595)

Segment assets	26,989	6,960	(6,462)	141,502	168,989	(72,273)	96,716

Segment liabilities	(9,097)	18,253	(121,411)	65,370	(46,885)	18,636	(28,249)

For the three months period ended June 30, 2024:

In thousands of soles	Reportable segments
	Oncosalud Peru	Healthcare services in Peru	Healthcare services in Colombia	Healthcare services in Mexico	Total reportable segments	Holding and eliminations	Total
2024

External revenues	257,589	182,916	377,624	302,355	1,120,484	-	1,120,484

Inter-segment revenue (i)	10,952	72,077	-	-	83,029	(83,029)	-

Segment revenue	268,541	254,993	377,624	302,355	1,203,513	(83,029)	1,120,484

External cost of service	(78,814)	(170,403)	(273,191)	(170,716)	(693,124)	-	(693,124)

Inter-segment cost of service (i)	(72,215)	(10,313)	-	-	(82,528)	82,528	-

Segment cost of service	(151,029)	(180,716)	(273,191)	(170,716)	(775,652)	82,528	(693,124)

Gross profit	117,512	74,277	104,433	131,639	427,861	(501)	427,360

External selling expenses	(40,099)	(5,688)	(1,583)	18	(47,352)	(300)	(47,652)

Segment selling expenses	(40,099)	(5,688)	(1,583)	18	(47,352)	(300)	(47,652)

External administrative expenses	(19,522)	(25,563)	(52,312)	(63,039)	(160,436)	-	(160,436)

Inter-segment administrative expenses	(94)	(2,238)	-	-	(2,332)	2,332	-

Corporate expenses	(17,493)	(14,908)	(2,953)	(2,232)	(37,586)	(3,537)	(41,123)

Segment administrative expenses	(37,109)	(42,709)	(55,265)	(65,271)	(200,354)	(1,205)	(201,559)

Impairment losses on trade receivables	17	162	(2,995)	(210)	(3,026)	(5)	(3,031)

Other income	591	1,324	1,094	4,342	7,351	249	7,600

Inter-segment other income	3,773	496	-	-	4,269	(4,269)	-

Other income	4,364	1,820	1,094	4,342	11,620	(4,020)	7,600

Segment operating profit (loss)	44,685	27,862	45,684	70,518	188,749	(6,031)	182,718

Share of profit of equity accounted investees, net of taxes	930	-	1,347	-	2,277	-	2,277

Exchange difference, net	173	(3,733)	(36,485)	(19,005)	(59,050)	9,557	(49,495)

Interest expense, net	(4,206)	(11,635)	(28,301)	(62,039)	(106,181)	(26,446)	(132,625)

Segment profit (loss) before tax	41,582	12,494	(17,755)	(10,526)	25,795	(22,920)	2,875
Other disclosures

Depreciation and amortization	(7,956)	(10,473)	(10,828)	(24,504)	(53,761)	(2,200)	(55,961)

Capital expenditure	(4,416)	(9,278)	(12,863)	(6,301)	(32,858)	(3,069)	(35,927)

Segment assets	52,473	59,213	(103,508)	(358,346)	(350,168)	(57,748)	(407,916)

Segment liabilities	24,482	51,944	(56,140)	(186,564)	(166,278)	(76,860)	(243,138)

For the six months period ended June 30, 2025:

In thousands of soles	Reportable segments
	Oncosalud Peru	Healthcare services in Peru	Healthcare services in Colombia	Healthcare services in Mexico	Total reportable segments	Holding and eliminations	Total
2025

External revenues	546,989	387,273	685,016	516,529	2,135,807	-	2,135,807

Inter-segment revenue (i)	19,837	145,142	-	-	164,979	(164,979)	-

Segment revenue	566,826	532,415	685,016	516,529	2,300,786	(164,979)	2,135,807

External cost of service	(152,822)	(355,430)	(498,866)	(312,670)	(1,319,788)	-	(1,319,788)

Inter-segment cost of service (i)	(147,228)	(15,185)	-	-	(162,413)	162,413	-

Segment cost of service	(300,050)	(370,615)	(498,866)	(312,670)	(1,482,201)	162,413	(1,319,788)

Gross profit	266,776	161,800	186,150	203,859	818,585	(2,566)	816,019

External selling expenses	(91,422)	(9,987)	(2,667)	(4,733)	(108,809)	982	(107,827)

Segment selling expenses	(91,422)	(9,987)	(2,667)	(4,733)	(108,809)	982	(107,827)

External administrative expenses	(38,247)	(57,778)	(95,746)	(112,077)	(303,848)	-	(303,848)

Inter-segment administrative expenses	(2,433)	(3,498)	-	-	(5,931)	5,931	-

Corporate expenses	(33,499)	(32,811)	(5,754)	(3,450)	(75,514)	(11,270)	(86,784)

Segment administrative expenses	(74,179)	(94,087)	(101,500)	(115,527)	(385,293)	(5,339)	(390,632)

Impairment losses on trade receivables	(1,108)	(9,649)	(11,653)	(919)	(23,329)	(15)	(23,344)

Other income	1,091	3,101	5,636	11,380	21,208	110	21,318

Inter-segment other income	6,262	470	-	-	6,732	(6,732)	-

Other income	7,353	3,571	5,636	11,380	27,940	(6,622)	21,318

Segment operating profit (loss)	107,420	51,648	75,966	94,060	329,094	(13,560)	315,534

Share of profit of equity accounted investees, net of taxes	1,928	-	3,246	-	5,174	-	5,174

Exchange difference, net	(311)	3,066	40,917	13,285	56,957	48,559	105,516

Interest expense, net	(10,468)	(20,995)	(47,891)	(86,467)	(165,821)	(66,594)	(232,415)

Segment profit (loss) before tax	98,569	33,719	72,238	20,878	225,404	(31,595)	193,809
Other disclosures

Depreciation and amortization	(17,348)	(23,572)	(19,822)	(42,626)	(103,368)	(5,319)	(108,687)

Capital expenditure	(8,885)	(24,085)	(7,830)	(26,774)	(67,574)	(4,264)	(71,838)

Segment assets	2,304,874	1,048,309	2,334,779	3,122,367	8,810,329	(1,643,202)	7,167,127

Segment liabilities	1,086,999	656,296	1,231,932	1,890,495	4,865,722	505,391	5,371,113

For the six months period ended June 30, 2024:

In thousands of soles	Reportable segments
	Oncosalud Peru	Healthcare services in Peru	Healthcare services in Colombia	Healthcare services in Mexico	Total reportable segments	Holding and eliminations	Total
2024

External revenues	502,430	356,775	726,510	610,798	2,196,513	-	2,196,513

Inter-segment revenue (i)	19,547	139,144	-	-	158,691	(158,691)	-

Segment revenue	521,977	495,919	726,510	610,798	2,355,204	(158,691)	2,196,513

External cost of service	(154,523)	(332,413)	(533,038)	(334,784)	(1,354,758)	-	(1,354,758)

Inter-segment cost of service (i)	(139,406)	(18,283)	-	-	(157,689)	157,689	-

Segment cost of service	(293,929)	(350,696)	(533,038)	(334,784)	(1,512,447)	157,689	(1,354,758)

Gross profit	228,048	145,223	193,472	276,014	842,757	(1,002)	841,755

External selling expenses	(81,247)	(10,200)	(3,314)	(5,682)	(100,443)	(460)	(100,903)

Segment selling expenses	(81,247)	(10,200)	(3,314)	(5,682)	(100,443)	(460)	(100,903)

External administrative expenses	(36,971)	(51,233)	(100,602)	(129,450)	(318,256)	-	(318,256)

Inter-segment administrative expenses	(171)	(2,737)	-	-	(2,908)	2,908	-

Corporate expenses	(32,333)	(29,984)	(5,905)	(4,462)	(72,684)	(1,546)	(74,230)

Segment administrative expenses	(69,475)	(83,954)	(106,507)	(133,912)	(393,848)	1,362	(392,486)

Impairment losses on trade receivables	102	404	(2,998)	(415)	(2,907)	72	(2,835)

Other income	1,191	2,807	2,778	12,439	19,215	(151)	19,064

Inter-segment other income	5,505	501	-	-	6,006	(6,006)	-

Other income	6,696	3,308	2,778	12,439	25,221	(6,157)	19,064

Segment operating profit (loss)	84,124	54,781	83,431	148,444	370,780	(6,185)	364,595

Share of profit of equity accounted investees, net of taxes	1,943	-	2,573	-	4,516	-	4,516

Exchange difference, net	(1,432)	(5,155)	(37,707)	(12,206)	(56,500)	9,921	(46,580)

Interest expense, net	(10,448)	(23,171)	(57,786)	(158,310)	(249,715)	(53,762)	(303,476)

Segment profit (loss) before tax	74,187	26,455	(9,489)	(22,072)	69,081	(50,026)	19,055
Other disclosures

Depreciation and amortization	(15,764)	(20,713)	(21,499)	(50,067)	(108,043)	(4,352)	(112,395)

Capital expenditure	(7,946)	(15,844)	(21,862)	(10,408)	(56,060)	(5,620)	(61,680)

Segment assets	2,200,846	970,690	2,372,301	3,508,279	9,052,116	(1,559,626)	7,492,490

Segment liabilities	1,107,415	629,106	1,488,024	2,239,121	5,463,666	394,098	5,857,764

(i)
Inter-segment cost of service (claims expense) from the Oncosalud Peru segment and intersegment revenue from our Healthcare Services in Peru segment are presented on a gross basis by adding the corresponding profit margin markup by our Healthcare Services in Peru segment and vice versa. Likewise, our Oncosalud Peru segment consolidates Oncocenter Peru S.A.C., a subsidiary providing healthcare services related to the exclusive treatment of cancer. In the separate financial statements of Oncocenter Peru S.A.C., the revenue mainly consists of the insurance claims expense recorded as cost of sales in the separate financial statements of Oncosalud S.A.C., our insurance subsidiary that is also consolidated in Oncosalud Peru segment. In the segment consolidation process the related revenues from such healthcare services are eliminated with the corresponding claims expense of our insurance subsidiary Oncosalud S.A.C., while the external cost (third parties) of services incurred by Oncocenter Peru S.A.C. remains.